Consolidated Statements of Changes in Total Equity - EUR (€) € in Millions	Total	Capital	Share premium	Equity instruments issued (not capital)	Other equity instruments	Accumulated retained earnings	Revaluation reserves	Other reserves	(-) Own shares	Profit attributable to shareholders of the parent	(-) Interim dividends	Other comprehensive income	Non-controlling interest, other comprehensive income	Non-controlling interest, other elements
Equity at beginning of period (Previously stated) at Dec. 31, 2019	€ 110,659	€ 8,309	€ 52,446	€ 598	€ 146	€ 61,028	€ 0	€ (3,110)	€ (31)	€ 6,515	€ (1,662)	€ (24,168)	€ (982)	€ 11,570
Equity at beginning of period (Adjustments due to changes in accounting policies) at Dec. 31, 2019	0
Equity at beginning of period (Adjustments due to errors) at Dec. 31, 2019	0
Equity at beginning of period at Dec. 31, 2019	110,659	8,309	52,446	598	146	61,028	0	(3,110)	(31)	6,515	(1,662)	(24,168)	(982)	11,570
Total recognised income and expense	(17,502)									(8,771)		(8,976)	(818)	1,063
Other changes in equity	(1,835)	361	(433)	29	17	4,555		(486)	(38)	(6,515)	1,662			(987)
Issuance of ordinary shares	364	361	(72)					70						5
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0
Dividends recognised as distributions to owners	(826)		(361)
Dividends recognised as distributions to non-controlling interests														(465)
Purchase of equity instruments	(758)								(758)
Disposal of equity instruments	721							1	720
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					4,555		298		(6,515)	1,662
Increases (decreases) due to business combinations	(54)													(54)
Share-based payment	(53)				(53)
Others increases or (-) decreases in equity	(1,229)			29	70			(855)						(473)
Equity at end of period (Previously stated) at Dec. 31, 2020	91,322	8,670	52,013	627	163	65,583	0	(3,596)	(69)	(8,771)	0	(33,144)	(1,800)	11,646
Equity at end of period (Adjustments due to changes in accounting policies) at Dec. 31, 2020	0
Equity at end of period (Adjustments due to errors) at Dec. 31, 2020	0
Equity at end of period at Dec. 31, 2020	91,322	8,670	52,013	627	163	65,583	0	(3,596)	(69)	(8,771)	0	(33,144)	(1,800)	11,646
Total recognised income and expense	9,433									8,124		54	(274)	1,529
Other changes in equity	(3,702)		(4,034)	31	(11)	(5,310)		(881)	(825)	8,771	(836)	371	(30)	(948)
Issuance of ordinary shares	17													17
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	0
Conversion of financial liabilities into equity	0
Capital reduction	0
Dividends recognised as distributions to owners	(1,961)		(477)								(836)
Dividends recognised as distributions to non-controlling interests														(648)
Purchase of equity instruments	(1,645)								(1,645)
Disposal of equity instruments	843							23	820
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0		(3,557)			(5,310)		(275)		8,771		371	(30)	30
Increases (decreases) due to business combinations	(5)													(5)
Share-based payment	(62)				(62)
Others increases or (-) decreases in equity	(889)			31	51			(629)						(342)
Equity at end of period (Previously stated) at Dec. 31, 2021	97,053	8,670	47,979	658	152	60,273	0	(4,477)	(894)	8,124	(836)	(32,719)	(2,104)	12,227
Equity at end of period (Adjustments due to changes in accounting policies) at Dec. 31, 2021	0
Equity at end of period (Adjustments due to errors) at Dec. 31, 2021	0
Equity at end of period at Dec. 31, 2021	97,053	8,670	47,979	658	152	60,273	0	(4,477)	(894)	8,124	(836)	(32,719)	(2,104)	12,227
Total recognised income and expense	8,104									9,605		(2,911)	251	1,159
Other changes in equity	(7,572)	(273)	(1,706)	30	23	6,429		(977)	219	(8,124)	(143)	2	(3)	(3,049)
Issuance of ordinary shares	9													9
Issuance of preferred shares	0
Issuance of other financial instruments	0
Maturity of other financial instruments	(756)													(756)
Conversion of financial liabilities into equity	0
Capital reduction	0	(273)	(1,706)					273	1,706
Dividends recognised as distributions to owners	(2,348)					(869)					(979)
Dividends recognised as distributions to non-controlling interests														(500)
Purchase of equity instruments	(2,050)								(2,050)
Disposal of equity instruments	570							7	563
Transfer from equity to liabilities	0
Transfer from liabilities to equity	0
Transfers between equity items	0					7,298		(12)		(8,124)	836	2	(3)	3
Increases (decreases) due to business combinations	31													31
Share-based payment	(49)				(49)
Others increases or (-) decreases in equity	(2,979)			30	72			(1,245)						(1,836)
Equity at end of period at Dec. 31, 2022	€ 97,585	€ 8,397	€ 46,273	€ 688	€ 175	€ 66,702	€ 0	€ (5,454)	€ (675)	€ 9,605	€ (979)	€ (35,628)	€ (1,856)	€ 10,337